Consolidated Statements of Changes in Stockholders' Equity and Redeemable Common Stock (USD $) In Thousands, except Share data		Total	Common stock		Preferred Stock	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Redeemable Common Stock
Balance, beginning at Dec. 31, 2010		$ 110,232	$ 3		$ 1		$ 79,853	$ (109)	$ 30,484
Balance, beginning (in shares) at Dec. 31, 2010			31,319,911		11,185,683
Net income		15,211							15,211
Currency translation		(33)						(33)
Capital contribution from stockholders		5,758					5,758
Stock based compensation		803					803
Balance, ending at Dec. 31, 2011		131,971	3		1		86,414	(142)	45,695
Balance, ending (in shares) at Dec. 31, 2011			31,319,911		11,185,683
Net income		7,919							7,919
Common stock repurchase		(858)				(858)
Common stock repurchase (Shares)			(131,607)			131,607
Currency translation		115						115
Capital contribution from stockholders		6,000					6,000
Stock based compensation		2,364					2,364
Distributions to stockholders		(1,588)							(1,588)
Deferred tax effects attributable to merger of partnership interest or resulting from partnership status		(8,151)					(8,151)
Stock option exercises		116					116
Stock option exercises (in shares)		29,860	29,860
Balance, ending at Dec. 31, 2012		137,888	3		1	(858)	86,743	(27)	52,026
Balance, ending (in shares) at Dec. 31, 2012			31,218,164		11,185,683	131,607
Net income		6,747							6,747
Common stock repurchase		(1,367)				(1,367)
Common stock repurchase (Shares)			(176,082)			176,082
Treasury share reissuance						2,225	(2,225)
Treasury share reissuance (shares)			307,689			(307,689)
Currency translation		159						159
Stock based compensation		4,933					4,933
Equity issued from merger with GrubHub Holdings Inc.		421,485	2		1		421,482
Equity issued from merger with GrubHub Holdings Inc. (shares)			23,318,580		8,098,430
Preferred stock tax distributions		(1,893)							(1,893)
Redeemable common stock		(18,415)					(18,415)			18,415
Redeemable common stock (shares)			(1,344,236)							1,344,236
Deferred tax effects attributable to merger of partnership interest or resulting from partnership status		6,420					6,420
Stock option exercises		1,418					1,418
Stock option exercises (in shares)		475,959	433,322
Balance, ending, redeemable stock at Dec. 31, 2013		18,415								18,415
Balance, ending at Dec. 31, 2013		557,375	5		2		500,356	132	56,880
Balance, ending, redeemable stock (in shares) at Dec. 31, 2013		1,344,236								1,344,236
Balance, ending (in shares) at Dec. 31, 2013			53,757,437		19,284,113
Net income	[1]	7,045							7,045
Common stock repurchase	[1]	(3,225)				(3,225)
Common stock repurchase (Shares)	[1]		(146,716)			146,716
Treasury stock retirement	[1]					3,225	(3,225)
Treasury stock retirement (in shares)	[1]					(146,716)
Currency translation	[1]	184						184
Issuance of common stock in connection with the IPO, net of issuance costs	[1]	94,927	1				94,926
Issuance of common stock in connection with the IPO, net of issuance costs	[1]		4,000,000
Stock based compensation	[1]	4,709					4,709
Preferred stock tax distributions	[1]	(320)							(320)
Stock option exercises	[1]	2,194					2,194
Stock option exercises (in shares)		695,627	592,091	[1]
Change in fair value of redeemable common stock	[1]	(16,535)					(16,535)			16,535
Termination of put rights of redeemable common stock in connection with the IPO	[1]	34,950					34,950			(34,950)
Termination of put rights of redeemable common stock in connection with the IPO (in shares)	[1]		1,344,236							(1,344,236)
Conversion of Preferred Stock to common stock	[1]		2		(2)
Conversion of Preferred Stock to common stock (in shares)	[1]		19,284,113		(19,284,113)
Balance, ending at Jun. 30, 2014	[1]	$ 681,304	$ 8				$ 617,375	$ 316	$ 63,605
Balance, ending (in shares) at Jun. 30, 2014	[1]		78,831,161

[1]	Unaudited